Note 1 - Nature of Business and Organization (Details Textual)	Sep. 30, 2015
HOI and HOMI [Member]
Collective Ownership Percentage In HOFTPL	99.99%
Real Estate Inc [Member]
Percentage Ownership Percentage In Real Estate LLC	98.00%
Number of Subsidiaries	2